Commission expense	12 Months Ended
Dec. 31, 2025
Fee and commission expense [abstract]
Commission expense	Commission expense
Commission expense shows the amount of all fees and commissions paid or payable by the Group in the year, except those that form an integral part of the effective interest rate on financial instruments.
The detail of commission expense is as follows:

EUR million
	2025	2024	2023
Cards	1,744	1,816	1,858
By collection and return of effects	30	30	24
Financial guarantees and other commitments	359	323	282
Brokerages and intermediaries	130	181	204
Sales of insurance and funds	456	453	352
Other fees and commissions	1,692	1,655	1,429
	4,411	4,458	4,149